Note 4 - Accounts Receivable (Details) - Accounts Receivable (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Trade accounts	$ 575,375	$ 490,401
Less: Allowance for bad debts	(2,899)	(108,750)
Less: Allowance for returns	(4,953)	(15,806)
	$ 567,523	$ 365,845